Non-Current Assets (Details Narrative) RM in Millions, $ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	$ 0.2	RM 1.7	$ 0.2		$ 0.4
Debt instrument interest rate, percentage	8.00%	8.00%	8.00%	8.00%
Unrelated Customer [Member]
Defined Benefit Plan Disclosure [Line Items]
Non-current assets	$ 0.4		$ 0.4	RM 1.7